Bank Owned Life Insurance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Payment to Acquire Life Insurance Policy, Investing Activities	$ 0	$ 4,000,000	$ 0
Life Insurance, Corporate or Bank Owned, Change in Value	635,000	573,250	540,000
BOLI death benefits	0	0	$ 138,609
Life Insurance, Corporate or Bank Owned, Amount	$ 26,700,000	$ 26,074,897